Document and Entity Information	Jun. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	MEDICINOVA, INC.
Entity Central Index Key	0001226616
Entity Emerging Growth Company	false
Entity File Number	001-33185
Entity Incorporation, State Country Code	DE
Entity Tax Identification Number	33-0927979
Entity Address, Address Line One	4275 EXECUTIVE SQUARE
Entity Address, Address Line Two	SUITE 300
Entity Address, City or Town	LA JOLLA
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	373-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	MNOV
Security Exchange Name	NASDAQ